SHARE CAPITAL - Schedule of warrants liability (Details) - Note Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of warrants
Outstanding at Beginning of year	943,450	487,642	45,393
Issued	698,324	455,808	475,291
Exercised	931,099	0	32,743
Expired /forfeited	125	0	0
Outstanding at end of year	710,549	943,450	487,642
Weighted average exercise price
Outstanding at Beginning of year	$ 13.1	$ 18.2	$ 201.2
Granted	13.5	7.6	10
Expired /forfeited	8.85	0	64
Expired	374	0	0
Outstanding at end of year	$ 19.04	$ 13.1	$ 18.2